Fair Value Measurements	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements

8. Fair Value Measurements

In determining the fair value of certain assets and liabilities, the Company employs a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. As defined in Financial Accounting Standards Board ASC Topic 820, “Fair Value Measurements and Disclosures,” fair value is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Financial assets and financial liabilities recorded on the consolidated balance sheets at fair value are categorized based on the reliability of inputs to the valuation techniques as follows:

•	Level 1—Financial assets and financial liabilities whose values are based on unadjusted quoted prices in active markets for identical assets.

•

Level 2—Financial assets and financial liabilities whose values are based on quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in non-active markets; or valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3—Financial assets and financial liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the financial assets and financial liabilities.

The hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Assets and liabilities that had recurring fair value measurements were as follows:

	Fair Value Measurements at Reporting Date Using
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of March 31, 2014:
Cash	$5,321	$5,321	$—	$—
Derivative instrument	—	—	—	—

Total assets at fair value	$5,321	$5,321	$—	$—
As of June 30, 2013:
Cash	$15,957	$15,957	$—	$—
Derivative instrument	$28	—	28	—

Total assets at fair value	$15,985	$15,957	$28	$—

Fair value measurements for the Company’s cash is classified under Level 1 because such measurements are based on quoted market prices in active markets for identical assets. Fair value measurements of the Company’s interest rate swap are classified under Level 2 because such measurements are based on significant other observable inputs. There were no transfers of assets or liabilities between Level 1 and Level 2 as of March 31, 2014 or June 30, 2013, respectively.

The Company’s nonfinancial assets and liabilities that have nonrecurring fair value measurements include property, plant and equipment, goodwill and intangibles.

In assessing the need for goodwill impairment, management relies on a number of factors, including operating results, business plans, economic projections, anticipated future cash flows, transactions and marketplace data. Accordingly, these fair value measurements fall in Level 3 of the fair value hierarchy. The Company generally uses projected cash flows, discounted as necessary, to estimate the fair values of property, plant and equipment and intangibles using key inputs such as management’s projections of cash flows on a held-and-used basis (if applicable), management’s projections of cash flows upon disposition and discount rates. Accordingly, these fair value measurements fall in Level 3 of the fair value hierarchy. These assets and certain liabilities are measured at fair value on a nonrecurring basis as part of the Company’s impairment assessments and as circumstances require. The fair value of debt approximates the fair value.

There were no impairments recorded in connection with tangible and intangible long-lived assets for the nine months ended March 31, 2014 and fiscal year ended June 30, 2013, respectively.

8. Fair Value Measurements

In determining the fair value of certain assets and liabilities, the Company employs a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. As defined in FASB ASC Topic 820, “Fair Value Measurements and Disclosures,” fair value is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Financial assets and financial liabilities recorded on the consolidated balance sheets at fair value are categorized based on the reliability of inputs to the valuation techniques as follows:

•	Level 1—Financial assets and financial liabilities whose values are based on unadjusted quoted prices in active markets for identical assets.

•

Level 2—Financial assets and financial liabilities whose values are based on quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in non-active markets; or valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3—Financial assets and financial liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the financial assets and financial liabilities.

The hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Assets and liabilities that had recurring fair value measurements were as follows:

	Fair Value Measurements at Reporting Date Using
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of June 30, 2012:
Cash	$14,797	$14,797	$—	$—
Derivative instrument	—	—	—	—

Total assets at fair value	$14,797	$14,797	$—	$—
As of June 30, 2013:
Cash	$15,957	$15,957	$—	$—
Derivative instrument	28	—	28	—

Total assets at fair value	$15,985	$15,957	$28	$—

Fair value measurements for the Company’s cash is classified under Level 1 because such measurements are based on quoted market prices in active markets for identical assets. Fair value measurements of the Company’s interest rate swap are classified under Level 2 because such measurements are based on significant other observable inputs. There were no transfers of assets or liabilities between Level 1 and Level 2 in fiscal year 2012 or 2013.

The Company’s nonfinancial assets and liabilities that have nonrecurring fair value measurements include property, plant and equipment, goodwill and intangibles.

In assessing the need for goodwill impairment, management relies on a number of factors, including operating results, business plans, economic projections, anticipated future cash flows, transactions and marketplace data. Accordingly, these fair value measurements fall in Level 3 of the fair value hierarchy. The Company generally uses projected cash flows, discounted as necessary, to estimate the fair values of property, plant and equipment and intangibles using key inputs such as management’s projections of cash flows on a held-and-used basis (if applicable), management’s projections of cash flows upon disposition and discount rates. Accordingly, these fair value measurements fall in Level 3 of the fair value hierarchy. These assets and certain liabilities are measured at fair value on a nonrecurring (unaudited) basis as part of the Company’s impairment assessments and as circumstances require. The fair value of debt approximates the fair value.

There were no other impairments recorded in connection with tangible and intangible long-lived assets for the fiscal years ended June 30, 2012 or 2013.